Disclosure of information on segments - Disaggregated revenue information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	$ 1,035,173		$ 1,435,624
Revenue from contracts with customers	860,825	$ 1,157,338	1,238,909
Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	227,591		321,011
Revenue from contracts with customers	184,982	257,840	266,482
Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	59,000		258,102
Revenue from contracts with customers	58,796	153,240	256,957
Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	42,873		45,236
Revenue from contracts with customers	39,639	33,864	41,120
Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	206,382		120,730
Revenue from contracts with customers	186,668	225,339	118,376
Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	449,404		517,841
Revenue from contracts with customers	294,904	339,581	333,097
La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	43,998		164,923
Revenue from contracts with customers	43,894	96,600	163,995
Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Revenue from contracts with customers	59,690	62,962	60,639
Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Revenue from contracts with customers	15,687	14,986	14,377
Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Revenue from contracts with customers	22,297	20,385	20,739
Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Revenue from contracts with customers	615	615	615
Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	6,046		6,317
Revenue from contracts with customers	25,603	26,564	25,975
Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		34,132
Revenue from contracts with customers	0	0	34,016
Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(121)		(32,668)
Revenue from contracts with customers	(71,950)	(74,638)	(108,082)
Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Revenue from contracts with customers			10,603
Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,035,294		1,468,292
Revenue from contracts with customers	932,775	1,231,976	1,346,991
Metal and concentrates sales [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	814,867	1,112,952	1,188,473
Metal and concentrates sales [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	814,867	1,112,952	1,188,473
Metal and concentrates sales [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	184,982	257,840	266,482
Metal and concentrates sales [Member] | Ucchuchacua [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	184,982	257,840	266,482
Metal and concentrates sales [Member] | Ucchuchacua [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	58,796	153,240	256,957
Metal and concentrates sales [Member] | Orcopampa [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	58,796	153,240	256,957
Metal and concentrates sales [Member] | Orcopampa [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	39,639	33,864	41,120
Metal and concentrates sales [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	39,639	33,864	41,120
Metal and concentrates sales [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	186,668	225,339	118,376
Metal and concentrates sales [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	186,668	225,339	118,376
Metal and concentrates sales [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Metal and concentrates sales [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	294,904	339,581	333,097
Metal and concentrates sales [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	294,842	339,414	333,097
Metal and concentrates sales [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(62)	(167)	0
Metal and concentrates sales [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	43,894	96,600	163,995
Metal and concentrates sales [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	43,894	96,600	132,108
Metal and concentrates sales [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	(31,887)
Metal and concentrates sales [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,046	6,655	6,317
Metal and concentrates sales [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,046	6,655	6,317
Metal and concentrates sales [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	34,016
Metal and concentrates sales [Member] | Corporates [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	34,016
Metal and concentrates sales [Member] | Corporates [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(62)	(167)	(31,887)
Metal and concentrates sales [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(62)	(167)	(31,887)
Metal and concentrates sales [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Construction and engineering [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Construction and engineering [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	814,929	1,113,119	1,220,360
Metal and concentrates sales [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	814,867	1,112,952	1,188,473
Metal and concentrates sales [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(62)	(167)	(31,887)
Metal and concentrates sales [Member] | Asia [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	105,645	120,519	120,719
Metal and concentrates sales [Member] | Asia [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	13,622	29,382	19,078
Metal and concentrates sales [Member] | Asia [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	6,598	9,115	12,140
Metal and concentrates sales [Member] | Asia [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	27,365	0
Metal and concentrates sales [Member] | Asia [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	58,060	82,022	89,501
Metal and concentrates sales [Member] | Asia [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Asia [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	105,645	120,519	120,719
Metal and concentrates sales [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	60,475	100,792	79,837
Metal and concentrates sales [Member] | Europe [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	27,848	57,472	38,104
Metal and concentrates sales [Member] | Europe [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,590	9,488	15,931
Metal and concentrates sales [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	135	2,760
Metal and concentrates sales [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	3,820
Metal and concentrates sales [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	5,885	26,074	5,513
Metal and concentrates sales [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	4,017	4,998	1,689
Metal and concentrates sales [Member] | Europe [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	14,780
Metal and concentrates sales [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	60,475	100,792	79,837
Metal and concentrates sales [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	476,978	521,017	516,054
Metal and concentrates sales [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	143,512	170,986	209,300
Metal and concentrates sales [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	4,833	10,808	17,774
Metal and concentrates sales [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	10,451	15,261	13,049
Metal and concentrates sales [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	79,631	63,049	34,337
Metal and concentrates sales [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	236,844	257,559	239,317
Metal and concentrates sales [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	683	2,770	32,607
Metal and concentrates sales [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,086	751	852
Metal and concentrates sales [Member] | Peru [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	705
Metal and concentrates sales [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(62)	(167)	(31,887)
Metal and concentrates sales [Member] | Peru [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	477,040	521,184	547,941
Metal and concentrates sales [Member] | America - other than Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	171,769	370,624	471,863
Metal and concentrates sales [Member] | America - other than Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America - other than Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	53,963	142,432	239,183
Metal and concentrates sales [Member] | America - other than Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America - other than Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	79,537	159,530	84,039
Metal and concentrates sales [Member] | America - other than Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	459
Metal and concentrates sales [Member] | America - other than Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	37,326	67,756	125,875
Metal and concentrates sales [Member] | America - other than Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America - other than Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America - other than Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America - other than Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America - other than Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	943	906	3,776
Metal and concentrates sales [Member] | America - other than Peru [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	18,531
Metal and concentrates sales [Member] | America - other than Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America - other than Peru [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | America - other than Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	171,769	370,624	471,863
Services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	23,661	24,001	29,697
Services [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	23,661	24,001	29,697
Services [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Ucchuchacua [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Ucchuchacua [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	59,690	62,962	60,639
Services [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	7,974	9,015	9,412
Services [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(51,716)	(53,947)	(51,227)
Services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	15,687	14,986	14,377
Services [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	15,687	14,986	14,377
Services [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	615	615	615
Services [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(615)	(615)	(615)
Services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,557	19,909	19,658
Services [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(19,557)	(19,909)	(19,658)
Services [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Corporates [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Corporates [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(71,888)	(74,471)	(76,195)
Services [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(71,888)	(74,471)	(76,195)
Services [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			10,603
Services [Member] | Construction and engineering [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			5,908
Services [Member] | Construction and engineering [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			(4,695)
Services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	95,549	98,472	105,892
Services [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	23,661	24,001	29,697
Services [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(71,888)	(74,471)	(76,195)
Services [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	30
Services [Member] | Europe [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	30
Services [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0
Services [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	30
Services [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	23,501	23,712	14,903
Services [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	59,690	62,962	60,639
Services [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	15,527	14,787	14,205
Services [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	615	615	615
Services [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,557	19,909	19,658
Services [Member] | Peru [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(71,888)	(74,561)	(90,228)
Services [Member] | Peru [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			10,014
Services [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	95,389	98,273	105,131
Services [Member] | America - other than Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	130	289	14,794
Services [Member] | America - other than Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America - other than Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	130	199	172
Services [Member] | America - other than Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America - other than Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	90	14,033
Services [Member] | America - other than Peru [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			589
Services [Member] | America - other than Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	130	199	761
Royalties [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Royalties [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Royalties [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Royalties [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Royalties [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Royalties [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Royalties [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Royalties [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Silver [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	298,171	362,122	393,257
Silver [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	159,713	217,843	256,608
Silver [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	263	5,243	9,595
Silver [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	40,889	35,307	40,384
Silver [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	38,112	54,109	27,285
Silver [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	57,903	46,060	54,629
Silver [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,300	3,583	4,434
Silver [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	1,257
Silver [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(9)	(23)	(935)
Silver [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Silver [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	298,180	362,145	394,192
Copper [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	238,304	274,761	268,527
Copper [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	(221)	598
Copper [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	79	129	192
Copper [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Copper [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	238,327	275,119	267,737
Copper [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(102)	(266)	0
Copper [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Copper [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	238,406	275,027	268,527
Zinc [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	149,317	164,666	170,518
Zinc [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	38,143	45,194	31,814
Zinc [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	19,867	18,197	7,914
Zinc [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	91,307	101,275	130,790
Zinc [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Zinc [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	149,317	164,666	170,518
Lead [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	89,141	85,555	85,957
Lead [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	29,735	36,238	32,244
Lead [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	1,627	1,996	4,660
Lead [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	14,016	6,703	4,735
Lead [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	43,763	40,618	44,318
Lead [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Lead [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	89,141	85,555	85,957
Manganese sulfate [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	6,046	6,655	6,317
Manganese sulfate [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Manganese sulfate [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	6,046	6,655	6,317
Manganese sulfate [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Manganese sulfate [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	6,046	6,655	6,317
Metal and Concentrates Sales Before Commercial Deductions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		1,305,636
Metal and Concentrates Sales Before Commercial Deductions [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		299,286
Metal and Concentrates Sales Before Commercial Deductions [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		154,114
Metal and Concentrates Sales Before Commercial Deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		37,460
Metal and Concentrates Sales Before Commercial Deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		229,948
Metal and Concentrates Sales Before Commercial Deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		481,535
Metal and Concentrates Sales Before Commercial Deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		96,941
Metal and Concentrates Sales Before Commercial Deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		6,655
Metal and Concentrates Sales Before Commercial Deductions [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(303)
Metal and Concentrates Sales Before Commercial Deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		1,305,939
Commercial deductions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	220,306	192,684	247,151
Commercial deductions [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(42,609)	(41,446)	(54,529)
Commercial deductions [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(204)	(874)	(1,145)
Commercial deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(3,234)	(3,596)	(4,116)
Commercial deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(19,714)	(4,609)	(2,354)
Commercial deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(154,500)	(141,954)	(184,744)
Commercial deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(104)	(341)	(928)
Commercial deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	(116)
Commercial deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	59	136	781
Commercial deductions [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers			0
Commercial deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(220,365)	(192,820)	(247,932)
Sales by services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	23,661	24,001	29,697
Sales by services [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales by services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	59,690	62,962	60,639
Sales by services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	15,687	14,986	14,377
Sales by services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	615	615	615
Sales by services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	19,557	19,909	19,658
Sales by services [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(71,888)	(74,471)	(76,195)
Sales by services [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			10,603
Sales by services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	95,549	98,472	105,892
Royalties income [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Royalties income [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Royalties income [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Royalties income [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties income [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Royalties income [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	22,297	20,385	20,739
Indium [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			66
Indium [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			66
Indium [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Indium [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			66
Gold per ounce [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	254,194	411,877	510,982
Gold per ounce [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	11	345
Gold per ounce [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	58,737	149,092	247,909
Gold per ounce [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	278	28	0
Gold per ounce [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	134,387	150,939	80,796
Gold per ounce [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	18,104	18,463	20,301
Gold per ounce [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	42,698	93,358	160,489
Gold per ounce [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	32,875
Gold per ounce [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(10)	(14)	(31,733)
Gold per ounce [Member] | Construction and engineering [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			0
Gold per ounce [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	$ 254,204	$ 411,891	$ 542,715